Stein Roe Mutual Funds

Semiannual Report
March 31, 2001

photo: hands holding leaf

Stein Roe Equity Funds

Growth Funds

           Stein Roe Growth Investor Fund Class S
           A class of Liberty Growth Investor Fund

logo
Stein Roe Mutual Funds
Sensible Risks. Intelligent Investments. (R)

Contents
-------------------------------------------------------------------------------
From the President................................................    1

   Stephen Gibson's thoughts on the markets and investing

Performance Summary...............................................    2

Questions & Answers...............................................    3

   Interview with the co-portfolio managers and a summary of investment activity

Portfolio of Investments..........................................    7

   A complete list of investments with market values

Financial Statements..............................................   11

   Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements.....................................   18

Financial Highlights..............................................   23

   Selected per-share data and ratios





                Must be preceded or accompanied by a prospectus.

From the President
--------------------------------------------------------------------------------
To Our Shareholders
The past six months have been challenging for many market sectors, as concerned investors began to sell previously strong performers and prices declined. Though this trend could hardly be called discriminating among market sectors, technology and telecommunications stocks were particularly hard hit as the market recognized that business conditions were softening.
   Many companies reported severe declines in sales during November and December, a trend that continued into early 2001 despite the efforts of the Federal Reserve Board (the Fed) to control the economic slowdown. As consumer confidence and spending lagged, many investors feared a recession on the horizon. Though early indications in 2001 point to a slowdown rather than a recession, it may be several months before the effects of the Fed's January rate cuts are reflected in the economy.
   Even though fund performance suffered in this rather dismal climate, investors need not feel discouraged. While Stein Roe Growth Investor Fund's class S shares posted a six-month return of negative 23.96%, the fund's long-term performance has been much more encouraging, showing annualized returns of 17.48% since inception.1 Though the market in recent years has shown unprecedented strength, it is much more normal for markets to fluctuate. Now, when the outlook is less than positive and the gains of recent years make current conditions more frustrating, equity investors need to exercise patience, remembering that investing should be approached with an eye toward long-term results.
   In the pages that follow, you will find further discussion of current market conditions and insights into some of the investment decisions made by the fund's portfolio managers.

   Sincerely,

   /s/ Stephen E. Gibson
   Stephen E. Gibson
   President
   May 10, 2001

1 Stein Roe Growth Investor Fund invests all of its investable assets in SR&F
  Growth Investor Portfolio, which has the same investment objective and substantially the same investment policies as the fund. The historical performance of the fund, prior to inception, is based on the performance of the SR&F Growth Investor Portfolio assuming reinvestment of dividends and capital gains. Past performance is not indicative of future results.

  As economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

 photo of Stephen E. Gibson

Performance Summary
--------------------------------------------------------------------------------
                        Average annual total returns (%)
                           Period Ended March 31, 2001

                                      SIX MONTH         ONE      FIVE    LIFE OF
                                    (CUMULATIVE)       YEAR     YEARS       FUND
--------------------------------------------------------------------------------
Growth Investor Fund
  (Inception 4/29/94)                    -23.96      -29.22     13.12      17.48
Morningstar Large Growth Category        -32.64      -35.66     11.58      18.59

Stein Roe Growth Investor Fund commenced operations on 3/31/1999. The fund is a feeder fund in a master/feeder structure and invests all of its assets in SR&F Growth Investor Portfolio, which has the same investment objective and policies as the fund. The fund's historical performance for all periods prior to 3/31/1999 is the performance of Young Investor Fund, a separate feeder fund of the SR&F Growth Investor Portfolio. Performance for Young Investor Fund is not restated for any difference in expenses between the fund and Young Investor Fund. Performance after 3/31/1999 is the performance of Growth Investor Fund.

Investment Comparisons
--------------------------------------------------------------------------------
Growth of a $10,000 Investment April 29, 1994 to March 31, 2001

--------------------------------------------------------------------------------
Stein Roe Growth Investor Fund

              Stein Roe            S&P       Morningstar
        Growth Investor      500 Index      Large Growth
                   Fund                         Category

4/29/94           10000
                  10000          10000             10000
                  10040          10163           10017.5
                9699.64        9914.01            9615.9
                9859.69        10239.2           9872.74
9/30/94         10299.4          10658           10393.6
                10239.7        10397.9             10218
                10659.5        10630.8           10432.2
                10449.5        10243.9           10038.2
                10737.9        10395.5             10132
                10778.7        10664.7           10188.5
3/31/95           11031        11079.6           10565.1
                11413.7        11406.4           10881.2
                  11545        11741.8           11103.4
                11736.6        12210.3           11435.1
                12723.7        12493.5           12029.9
                13489.7        12907.1           12690.3
9/30/95           13661        12939.4           12776.9
                14395.9        13485.4           13167.3
                14103.7        13436.8           13023.4
                  14909        14025.4           13447.7
                15010.4        14296.1           13419.9
                15597.3        14782.1             13706
3/31/96         15806.3        14919.6           14061.1
                16465.4        15062.8           14129.7
                17575.2        15284.3           14644.5
                18422.3        15677.1             15067
                18777.9        15736.6             14836
                17532.9        15041.1           13878.2
9/30/96         18318.4        15358.4           14384.9
                19510.9        16221.6           15368.4
                19782.1        16669.3           15419.1
                20557.6        17927.8           16340.7
                  20278        17572.9           15989.7
                21220.9        18669.4           16951.8
3/31/97         20669.2        18816.9           16551.2
                19292.6        18045.4           15691.2
                20158.8        19120.9           16384.3
                21719.1        20289.2           17602.3
                22759.5        21192.1           18293.4
                24341.3        22876.8           19989.4
9/30/97         23506.4        21595.7           19221.2
                24655.8          22777           20290.1
                23940.8        22016.3           19526.9
                24536.9        23035.6           19831.8
                25606.7        23431.8           19996.8
                25760.4        23689.6           20233.1
3/31/98         27826.4        25397.6           21831.7
                28903.2          26698           22829.5
                29232.7        26970.3           23173.3
                  28233        26506.4           22527.7
                29847.9        27582.6           23817.8
                28868.9        27290.2           23536.3
9/30/98         23513.7        23346.8           19682.9
                24931.6        24843.3           21100.1
                26646.9        26860.6           22426.2
                28219.1        28488.3           24017.6
                30123.8        30129.2           26548.1
                31521.6        31388.6           28211.9
3/31/99         30405.7        30412.4           26980.4
                32783.4        31628.9           28587.4
                33668.6          32853             28847
                32554.2        32077.6           28023.7
                34126.5        33851.5           29976.1
                32324.7        32798.8           29185.9
9/30/99         31700.8        32634.8           29185.9
                  30978        31740.6           28954.5
                33502.7        33749.8           30944.2
                  35600        34434.9           32825.3
                39665.5        36459.6           36953.7
                  38781        34629.4           35555.8
3/31/00         41864.1        33974.9           38517.2
                43078.1        37297.6           40191.6
                39601.7          36175           37780.9
                35962.3        35433.4           35579.8
                39274.4          36305           38204.1
                38257.2        35738.7           37392.7
9/30/00           42060          37958           40683.2
                40091.6        35953.9           38261.8
                38780.6        35802.9           36349.1
                33894.2        32981.6           31681.5
                35073.8        33143.2           31940.6
                36809.9        34319.8           32695.7
                33007.5        31193.3           28213.1
3/31/01           30496        29218.7           25539.9


Mutual fund performance changes over time. Please visit libertyfunds.com for monthly performance updates.
Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell your shares. The above illustration assumes a $10,000 investment made in the fund on April 29, 1994 (April 30, 1994 for index and Morningstar category), and reinvestment of income and capital gains distributions. The S&P 500 Index is an unmanaged group of stocks that differs from the composition of the fund; it is not available for direct investment.
The fund's return is also compared to the average return of the funds included in the Morningstar Large Growth category. This Morningstar category is composed of funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar does not warrant their information to be accurate, correct, complete or timely. They shall not be responsible for investment decisions, damages or other losses resulting from use of the averages. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Sales charges are not reflected in the Morningstar averages.

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Questions & Answers
--------------------------------------------------------------------------------

David Brady and Erik Gustafson are co-portfolio managers of Stein Roe Growth Investor Fund

                                    Fund Data
   Investment Objective and Strategy:
   Stein Roe Growth Investor Fund seeks long-term growth by investing primarily in common stocks believed to have long-term growth potential.

   Fund Inception:
   March 31, 1999

   Net Assets:
   $31.7 million

   artwork: compass rose

Q: How did the fund perform over the past six months?

A: Stein Roe Growth Investor Fund was down 23.96% for the six-month period, underperforming the S&P 500 which posted a return of negative 18.74%.

Q: It was a difficult investment environment. What did you do to limit losses?

A: After leading both market and fund performance in early 2000, technology and telecommunications tumbled, exerting exactly the opposite force on performance during the period. Recognizing the sectors' murky short-term prospects, we sold our positions in companies such as WorldCom and Lucent Technologies. Conversely, we maintained holdings in some data storage and Internet software infrastructure companies such as EMC Corporation (0.9% of net assets) and Network Appliance, Inc. (0.4% of net assets), because we believe that these specialized industries should be among the first to benefit when spending in Internet technology increases once more.
   We also purchased some stocks in the technology sector because their prices had dropped to a point where we believe their true value was not being recognized. An example is BEA Systems, Inc. (0.5% of net assets), makers of software products for applications on the Internet. While the stock has lost 70% of its value from a year ago, we believe that this price correction is a more accurate reflection of the company's long-term fundamentals. We believe the fund is more likely to see some growth potential from these stocks by purchasing them now at lower prices.

   photos of: Dave Brady & Erik Gustafson

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Q&A Continued
--------------------------------------------------------------------------------

Q: Which market sectors contributed positive relative performance?

A: Due to the ongoing demand for reasonable and reliable energy sources, the utilities sector provided strong performance and the fund's utility holdings benefited. For example, we believe that one of the fund's largest holdings, Calpine Corporation (3.2% of net assets), a low-cost supplier of electricity, is poised to take advantage of this situation.
   Due to the Fed's January moves to lower interest rates, the financial sector also performed well for the fund during the period. Household International, Inc. (4.3% of net assets), a low-cost consumer loan company and the fund's second-largest holding, and Texas Regional Bancshares (1.3% of net assets) were among the companies that continued to contribute positively to the fund's return. As the price of money effectively declined, the stock of these companies enjoyed positive results.
   Other strong performers included consumer cyclicals such as Mattel, Inc. (3.2% of net assets), the Gap, Inc. (2.2% of net assets) and Cedar Fair LP (0.6% of net assets). So called because they are dependent upon consumer behavior, these stocks benefited from consumer spending during the period.
   In the manufacturing sector, we purchased Scientific Atlanta, Inc. (0.9% of net assets), a manufacturer of set-top boxes for digital TV services. Digital TV utilizes a cable connection and provides many advanced features such as an on-screen program guide, new channels and a selection of digital CD-quality music. As digital TV has drawn significant consumer interest, we believe that many companies in this sector are positioned to perform well.

Q: What is your outlook?

A: We remain cautious about the US markets in the near future, as we believe that the economy will likely continue to slow for a few months. For now, we will continue to monitor consumer confidence, along with other economic indicators, to determine to what extent the problems in the technology and telecommunications sectors affect the way consumers spend.

Q&A Continued
--------------------------------------------------------------------------------

   However, we also think that the government will develop a tax relief package that would put money back into the hands of investors. Furthermore, we believe that the Federal Reserve will continue to lower interest rates, an action that has historically helped the stock market. The bottom line is that in the United States we may be close to the end of the period of adjusting to the prospect of more difficult times, and not too far from the point when we can start to anticipate a better market in 2002.

An investment in the fund offers significant long-term growth potential, but also involves certain risks, including more volatility than the stock market in general. The fund may be affected by stock market fluctuations that occur in response to economic and business developments.

Fund Highlights As of March 31, 2001
--------------------------------------------------------------------------------

                         SR&F Growth Investor Portfolio
                    Top 10 Equity Holdings (% of Net Assets)
--------------------------------------------------------------------------------

Safeway                         4.4%     Calpine                            3.2%
Household International         4.3      Mattel                             3.2
Walgreen                        3.7      Wells Fargo                        3.1
Citigroup                       3.6      Kinder Morgan                      3.1
Johnson & Johnson               3.5      General Electric                   2.9

--------------------------------------------------------------------------------
                           Equity Portfolio Highlights
                              as of March 31, 2001
                                                                         S&P 500
                                                       PORTFOLIO         INDEX
--------------------------------------------------------------------------------
Number of Holdings                                          58            500
Dollar Weighted Median
  Market Capitalization ($mil.)                         31,969         59,622

--------------------------------------------------------------------------------
                            Economic Sector Breakdown
                              as of March 31, 2001
                         Portfolio (%)        S&P 500 Index (%)

Consumer staples               23%                 13%
Financials                     21                  18
Technology                     19                  18
Utilities                      12                   4
Consumer cyclical               7                   9
Health care                     7                  13
Capital goods                   5                   8
Communication services         --                   6
Energy                          1                   7
Basic materials                 4                   3
Transportation                  1                   1


Sector breakdowns are calculated as a percentage of equity market value. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings and sector breakdowns in the future. Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) as published by the USOffice of Management and Budget. The sector classifications used on this page (or next page) are based upon the advisor's defined criteria as used in the investment process.



--------------------------------------------------------------------------------
                                Asset Allocation
                     As of September 30, 2000      As of March 31, 2001

Equities                       92.5%                       95.8%
Cash & equivalents              7.5                         4.2

Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain the asset allocation listed. The fund's allocations may change as the market changes.

SR&F Growth Investor Portfolio
--------------------------------------------------------------------------------

Investment Portfolio
March 31, 2001 (Unaudited, in thousands)

Common Stocks - 95.8%                                       SHARES         VALUE
--------------------------------------------------------------------------------
Consumer Discretionary - 19.3%
Automobiles & Components - 1.6%
   Auto Parts & Equipment - 0.3%
   Gentex Corp. (a)..................................          150       $ 3,469
                                                                         -------

   Automobile Manufacturers - 1.3%
   Ford Motor Co.....................................          500        14,060
                                                                         -------

Consumer Durables & Apparel - 3.2%
   Leisure Products
   Mattel, Inc.......................................        2,000        35,480
                                                                         -------

Hotels, Restaurants & Leisure - 2.4%
   Leisure Facilities - 0.6%
   Cedar Fair, LP....................................          315         6,993
                                                                         -------

   Restaurants - 1.8%
   McDonald's Corp. .................................          750        19,912
                                                                         -------

Media - 9.9%
   Broadcasting & Cable - 6.1%
   AT&T Corp. - Liberty Media Group, Class A (a).....        1,700        23,800
   Clear Channel Communications, Inc. (a)............          510        27,770
   Hispanic Broadcasting Corp. (a)...................          850        16,235
                                                                         -------
                                                                          67,805
                                                                         -------
   Movies & Entertainment - 3.8%
   Disney (Walt) Co..................................          850        24,310
   Viacom, Inc., Class B (a).........................          400        17,588
                                                                         -------
                                                                          41,898
                                                                         -------
Retailing - 2.2%
   Apparel Retail
   The Gap, Inc. ....................................        1,050        24,906
                                                                         -------

Consumer Staples - 8.1%
Food & Drug Retailing
   Drug Retail - 3.7%
   Walgreen Co.......................................        1,000        40,800
                                                                         -------

   Food Retail - 4.4%
   Safeway, Inc. (a) ................................          880        48,532
                                                                         -------

Energy - 1.2%
   Oil & Gas Drilling
   Santa Fe International Corp. (a)..................          400        13,000
                                                                         -------

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SR&F Growth Investor Portfolio Continued
--------------------------------------------------------------------------------

                                                            SHARES         VALUE
--------------------------------------------------------------------------------
Financials - 19.6%
   Banks - 5.5%
   Bank of New York Co., Inc.........................          250      $ 12,310
   Texas Regional Bancshares, Inc., Class A..........          413        14,283
   Wells Fargo & Co..................................          700        34,629
                                                                        --------
                                                                          61,222
                                                                        --------
   Consumer Finance - 6.4%
   Household International, Inc......................          805        47,688
   MBNA Corp.........................................          700        23,170
                                                                        --------
                                                                          70,858
                                                                        --------
   Diversified Financial Services - 6.7%
   Citigroup, Inc....................................          900        40,482
   Fannie Mae........................................          100         7,960
   The Goldman Sachs Group, Inc......................          300        25,530
                                                                        --------
                                                                          73,972
                                                                        --------
Insurance - 1.0%
   Life & Health Insurance
   AFLAC, Inc........................................          400        11,016
                                                                        --------

Health Care - 7.1%
Pharmaceuticals & Biotechnology
   Biotechnology - 0.9%
   Genentech, Inc. (a) ..............................          200        10,100
                                                                        --------

   Pharmaceuticals - 6.2%
   American Home Products Corp.......................          500        29,375
   Johnson & Johnson.................................          450        39,362
                                                                        --------
                                                                          68,737
                                                                        --------
Industrials - 5.9%
Capital Goods - 4.6%
   Industrial Conglomerates
   General Electric Co...............................          765        32,023
   Tyco International Ltd............................          450        19,453
                                                                        --------
                                                                          51,476
                                                                        --------
Commercial Services & Supplies - 1.3%
   Data Processing Services
   Paychex, Inc......................................          375        13,898
                                                                        --------

Information Technology - 18.7%
 Software & Services - 8.7%
   Applications Software - 3.1%
   BEA Systems, Inc. (a).............................          200         5,875
   Intuit, Inc. (a)..................................          700        19,425
   Rational Software Corp. (a).......................          530         9,408
                                                                        --------
                                                                          34,708
                                                                        --------
   Internet Software & Services - 1.9%
   America Online, Inc. (a)..........................          510        20,476
                                                                        --------

   Systems Software - 3.7%
   Microsoft Corp. (a)...............................          560        30,625
   VERITAS Software Corp. (a)........................          225        10,404
                                                                        --------
                                                                          41,029
                                                                        --------

SR&F Growth Investor Portfolio Continued
--------------------------------------------------------------------------------

                                                            SHARES         VALUE
--------------------------------------------------------------------------------
   Technology Hardware & Equipment - 10.0%
   Computer Hardware - 2.4%
   Apple Computer, Inc...............................          925    $   20,415
   Sun Microsystems, Inc. (a)........................          400         6,148
                                                                      ----------
                                                                          26,563
                                                                      ----------
   Computer Storage & Peripherals - 1.3%
   EMC Corp. (a).....................................          350        10,290
   McDATA Corp., Class A (a).........................           13           243
   Network Appliance, Inc. (a).......................          250         4,203
                                                                      ----------
                                                                          14,736
                                                                      ----------
   Networking Equipment - 0.5%
   Cisco Systems, Inc. (a)...........................          330         5,218
                                                                      ----------

   Semiconductors - 1.2%
   Maxim Integrated Products, Inc. (a)...............          310        12,893
                                                                      ----------

   Telecommunications Equipment - 4.6%
   Comverse Technology, Inc. (a).....................          240        14,134
   Corning, Inc......................................          400         8,276
   Finisar Corp. (a).................................          500         4,797
   Motorola, Inc.....................................          300         4,278
   Nokia Oyj, ADR....................................          400         9,600
   Scientific-Atlanta, Inc...........................          250        10,397
                                                                      ----------
                                                                          51,482
                                                                      ----------
Materials - 0.9%
Chemicals
   Specialty Chemicals
   Minerals Technologies, Inc........................          300        10,485
                                                                      ----------

Telecommunication Services - 3.7%
Diversified Telecom Services
   Alternative Carriers - 2.5%
   Level 3 Communications, Inc. (a)..................          425         7,384
   Qwest Communications International, Inc. (a)......          583        20,436
                                                                      ----------
                                                                          27,820
                                                                      ----------
   Wireless Telecom Services 1.2%
   Vodafone Group PLC, ADR...........................          500        13,575
                                                                      ----------

Utilities - 11.3%
   Electric Utilities - 7.2%
   AES Corp. (a).....................................          450        22,482
   Calpine Corp. (a).................................          650        35,796
   Duke Energy Corp..................................          500        21,370
                                                                      ----------
                                                                          79,648
                                                                      ----------
   Gas Utilities - 3.1%
   Kinder Morgan, Inc................................          650        34,580
                                                                      ----------

   Multi-Utilities - 1.0%
   Enron Corp........................................          200        11,620
                                                                      ----------

Total Common Stocks (cost of $957,552) (b)...........                  1,062,967
                                                                      ----------
--------------------------------------------------------------------------------

SR&F Growth Investor Portfolio Continued
--------------------------------------------------------------------------------

                                                               PAR         VALUE
--------------------------------------------------------------------------------
Short-Term Obligations - 3.7%
--------------------------------------------------------------------------------
Commercial Paper - 3.7%
   UBS Financial, 5.400%(c) 4/2/01...................     $40,965    $   40,959
                                                                     ----------
--------------------------------------------------------------------------------
Other Assets & Liabilities, Net - 0.5%...............                     5,310
                                                                     ----------
Net Assets - 100%....................................                $1,109,236
                                                                     ==========
--------------------------------------------------------------------------------
Notes to Investment Portfolio
--------------------------------------------------------------------------------
(a)      Non-income producing.
(b)      Cost for federal income tax purposes is the same.
(c)      Rate represents yield at time of purchase.

            Acronym                  Name
            -------                  ----
              ADR         American Depositary Receipt



See notes to financial statements.

SR&F Growth Investor Portfolio
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
March 31, 2001 (Unaudited)
(In thousands)


Assets
Investments, at market value (cost $957,552)......                  $1,062,967
Short-term obligations............................                      40,959
Cash..............................................                           3
Receivable for:
   Investments sold...............................                       5,303
   Dividends......................................                         532
Other.............................................                          15
                                                                    ----------
     Total Assets.................................                   1,109,779
                                                                    ----------

Liabilities
Accrued:
   Management fee.................................                         539
   Bookkeeping fee................................                           4
                                                                    ----------
      Total Liabilities...........................                         543
                                                                    ----------
Net Assets applicable to investors' beneficial interest             $1,109,236
                                                                    ==========



See notes to financial statements.

SR&F Growth Investor Portfolio
--------------------------------------------------------------------------------
Statement of Operations
For the Six Months Ended March 31, 2001 (Unaudited)
(All amounts in thousands)


Investment Income
Dividends.........................................                    $   3,632
Interest..........................................                        2,269
                                                                      ---------
   Total Investment Income........................                        5,901
                                                                      ---------
Expenses
Management fee....................................                        3,535
Bookkeeping fee...................................                           28
Trustees' fee.....................................                            4
Audit fee.........................................                            8
Legal fee.........................................                           13
Transfer agent fee................................                            3
Custodian fee.....................................                           14
Other.............................................                           17
                                                                      ---------
                                                                          3,622
                                                                      ---------
   Custodian credits earned.......................                           (1)
                                                                      ---------
                                                                          3,621
                                                                      ---------
   Net Investment Income..........................                        2,280
                                                                      ---------
Realized and Unrealized Loss on Investments
Net realized loss on investments..................                      (22,075)
Net change in unrealized appreciation/depreciation                     (324,568)
                                                                      ---------
          Net Loss................................                     (346,643)
                                                                      ---------
          Decrease in Net Assets Resulting from Operations            $(344,363)
                                                                      =========



See notes to financial statements.

SR&F Growth Investor Portfolio
-------------------------------------------------------------------------------
Statements of Changes in Net Assets
(In thousands)

                                                   (Unaudited)
                                                    Six months
                                                         Ended      Year Ended
                                                     March 31,   September 30,
                                                          2001            2000
                                                    ----------    ------------
Operations
Net investment income.............................  $    2,280      $      762
Net realized gain (loss) on investments...........     (22,075)        140,322
Net change in unrealized appreciation/depreciation    (324,568)        187,931
                                                    ----------      ----------
     Net increase (decrease) in net assets
       resulting from operations..................    (344,363)        329,015
                                                    ----------      ----------

Transactions in Investors' Beneficial Interest
Contributions.....................................     291,181         885,014
Withdrawals.......................................    (282,826)       (755,625)
                                                    ----------      ----------
   Net increase from transactions in investors'
     beneficial interest..........................       8,355         129,389
                                                    ----------      ----------
Net increase (decrease) in net assets.............    (336,008)        458,404

Net Assets
Beginning of period...............................   1,445,244         986,840
                                                    ----------      ----------
End of period.....................................  $1,109,236      $1,445,244
                                                    ==========      ==========





See notes to financial statements.

Liberty Growth Investor Fund
-------------------------------------------------------------------------------
Statement of Assets and Liabilities
March 31, 2001 (Unaudited)
(All amounts in thousands, except per-share data)

Assets
Investments in Portfolio, at value................                  $31,748
Receivable for:
   Fund shares sold...............................                       19
Other.............................................                        8
                                                                    -------
   Total Assets...................................                   31,775

Liabilities
Payable for:
   Fund shares repurchased........................                        1
Payable to Advisor................................                        7
Accrued:
   Administration fee.............................                        4
   Service fee....................................                        4
   Distribution fee - Class B.....................                        1
   Distribution fee - Class C.....................                       (a)
   Transfer agent fee.............................                       (a)
Other.............................................                       55
                                                                    -------
   Total Liabilities..............................                       72
                                                                    -------
Net Assets .......................................                  $31,703
                                                                    =======
Analysis of Net Assets
Paid-in capital...................................                  $38,603
Accumulated net investment loss...................                     (108)
Accumulated net realized loss allocated from Portfolio               (8,230)
Net unrealized appreciation allocated from Portfolio                  1,438
                                                                    -------
Net Assets........................................                  $31,703
                                                                    =======
Net asset value and redemption price per share -
   Class A ($3,317/358)...........................                  $  9.27(b)
                                                                    -------
Maximum offering price per share -
   Class A ($9.27/0.9425).........................                  $  9.84(c)
                                                                    -------
Net asset value and offering price per share -
   Class B ($12,306/1,340)........................                  $  9.18(b)
                                                                    -------
Net asset value and offering price per share -
   Class C ($837/91)..............................                  $  9.18(b)
                                                                    -------
Net asset value, offering and redemption price per share -
   Stein Roe Growth Investor Fund - Class S ($15,242/1,638)         $  9.30
                                                                    -------
Net asset value, offering and redemption price per share -
   Class Z ($1/(a))...............................                  $  9.29
                                                                    -------

(a) Rounds to less than one.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(c) On sales of $50,000 or more the offering price is reduced.


See notes to financial statements.

Liberty Growth Investor Fund
-------------------------------------------------------------------------------
Statement of Operations
For the Six Months Ended March 31, 2001
(All amounts in thousands)
(Unaudited)

Investment Income
Dividend income allocated from Portfolio..........                    $   101
Interest income allocated from Portfolio..........                         63
                                                                      -------
   Total investment income........................                        164
                                                                      -------
Expenses
Expenses allocated from Portfolio.................    $   101
Administrative fee................................         27
Service fee - Class A.............................          5
Service fee - Class B.............................         17
Service fee - Class C.............................          1
Distribution fee - Class A........................          2
Distribution fee - Class B........................         51
Distribution fee - Class C........................          3
Transfer agent fee................................         46
Bookkeeping fee...................................         12
Trustees' fees....................................          4
Custodian fee.....................................          1
Audit fee.........................................          4
Legal fee.........................................        (a)
Registration fee..................................         18
Reports to shareholders...........................         17
Other.............................................         15
                                                      -------
   Total Expenses.................................        324
Fees and expenses waived or borne by Advisor......        (51)
Fees waived by Distributor - Class A..............         (1)
                                                      -------
Net Expenses......................................                        272
                                                                     -------
Net Investment Loss...............................                       (108)
                                                                      -------
Realized and Unrealized Gain (Loss) on Investments
   Allocated from Portfolio
Net realized loss.................................                     (6,495)
Net change in unrealized appreciation/depreciation                     (3,162)
                                                                      -------
   Net Loss.......................................                     (9,657)
                                                                      -------
Decrease in Net Assets Resulting from Operations..                    $(9,765)
                                                                      =======



(a)  Rounds to less than one.



See notes to financial statements.

Liberty Growth Investor Fund
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
(All amounts in thousands)

                                                    (Unaudited)
                                                     Six months
                                                          ended      Year ended
                                                      March 31,   September 30,
Increase (Decrease) in Net Assets                          2001         2000 (a)
                                                     ----------   -------------
Operations
Net investment loss...............................      $  (108)        $  (208)
Net realized loss.................................       (6,495)           (484)
Net change in unrealized appreciation/depreciation       (3,162)          4,134
                                                        -------         -------

Net Increase (Decrease) in Net Assets Resulting
   from Operations................................       (9,765)          3,442
                                                        -------         -------

Fund Share Transactions:
Receipts for shares sold - Class A................          945           4,558
Cost of shares repurchased - Class A..............         (787)           (295)
                                                        -------        -------
                                                            158           4,263
                                                        -------        -------
Receipts for shares sold - Class B................        3,128          16,473
Cost of shares repurchased - Class B..............       (1,749)         (1,663)
                                                        -------        -------
                                                          1,379          14,810
                                                        -------         -------
Receipts for shares sold - Class C................          391             792
Cost of shares repurchased - Class C..............          (29)            (95)
                                                        -------         -------
                                                            362             697
                                                        -------         -------
Stein Roe Growth Investor Fund:
Receipts for shares sold - Class S................        2,698          19,447
Cost of shares repurchased - Class S..............       (2,762)        (14,356)
                                                        -------         -------
                                                            (64)          5,091
                                                        -------        -------
Receipts for shares sold - Class Z................           --               1
Cost of shares repurchased - Class Z..............           (b)             --
                                                        -------         -------
                                                             (b)              1
                                                        -------         -------

Net Increase from Fund Share Transactions.........        1,835          24,862
                                                        -------        -------
Net Increase (Decrease) in net assets.............       (7,930)         28,304

Total Net Assets
Beginning of period...............................       39,633          11,329
                                                        -------         -------
End of period.....................................      $31,703         $39,633
                                                        =======         =======

Accumulated Net Investment Loss...................      $  (108)        $    --
                                                        =======         =======

(a) Class A, Class B, Class C and Class Z shares were initially offered on December 1, 1999.

(b)  Rounds to less than one.



See notes to financial statements.

Liberty Growth Investor Fund
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
(All amounts in thousands)

                                                    (Unaudited)
                                                     Six months
                                                          Ended      Year Ended
                                                      March 31,   September 30,
                                                           2001        2000 (a)
                                                     ----------   -------------
Changes in Shares of Beneficial Interest
Sold - Class A....................................           88             367
Repurchased - Class A.............................          (74)            (23)
                                                      ---------       ---------
                                                             14             344
                                                      ---------       ---------

Sold - Class B....................................          292           1,349
Repurchased - Class B.............................         (166)           (135)
                                                      ---------      ---------
                                                            126           1,214
                                                      ---------       ---------

Sold - Class C....................................           36              65
Repurchased - Class C.............................           (3)             (7)
                                                      ---------       ---------
                                                             33              58
                                                      ---------       ---------

Stein Roe Growth Investor Fund:
Sold - Class S....................................          249           1,604
Repurchased - Class S.............................         (245)         (1,169)
                                                      ---------       ---------
                                                              4             435
                                                      ---------       ---------

Sold - Class Z....................................           --              (b)
Repurchased - Class Z.............................           (b)             --
                                                      ---------       ---------
                                                             (b)             (b)
                                                      ---------       ---------

Net increase in fund shares.......................          177           2,051

Shares outstanding at beginning of period.........        3,250           1,199
                                                      ---------       ---------
Shares outstanding at end of period...............        3,427           3,250
                                                      =========       =========



(a) Class A, Class B, Class C and Class Z shares were initially offered on December 1, 1999.

(b)  Rounds to less than one.



See notes to financial statements.

Notes to Financial Statements
--------------------------------------------------------------------------------
March 31, 2001 (Unaudited)

Note 1. Significant Accounting Policies
Organization
Stein Roe Growth Investor Fund - Class S and Liberty Growth Investor Fund - Class A, B, C and Z are the collective series of shares of Liberty Growth Investor Fund (the "Fund" - formerly Stein Roe Growth Investor Fund) a series of Liberty-Stein Roe Funds Investment Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F Growth Investor Portfolio (the "Portfolio"), which seeks to achieve long-term capital appreciation by investing primarily in common stocks and other equity-type securities that are believed to have long term appreciation potential. The Fund may issue an unlimited number of shares. The Fund offers five classes of shares: Class A, Class B, Class C, Class S and Class Z. This report is intended for the shareholders of Stein Roe Growth Investor Fund - Class S Shares. Effective October 31, 1999, Class S shares closed to new investors. Each share class has its own sales charge and expense structure, please refer to the Liberty Growth Investor Fund's prospectus for more information on Class A, Class B, Class C and Class Z shares. The financial highlights for Class A, Class B, Class C and Class Z are presented in a separate semi-annual report.
   The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 3, 1997. The Portfolio allocates income, expenses, realized and unrealized gains (losses) to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At March 31, 2001, the Fund owned 2.9% of the Portfolio.
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses for the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund and Portfolio in the preparation of their financial statements.

Security valuation and transactions
Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid price.
   Short-term obligations with a maturity of 60 days or less are valued at amortized cost.
   Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

   Security transactions are accounted for on the date the securities are purchased, sold or mature.
   Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Determination of class net asset values and financial highlights
All income, expenses (other than 12b-1 service fees and distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.
   The per share data was calculated using the average shares outstanding during the period.

Federal income taxes
No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and makes distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.
   The Fund intends to utilize provisions of the federal income tax law, which allow the Fund to carry a realized capital loss forward up to eight years following the year of the loss, and offset such losses against any future realized gains. At September 30, 2000, the Fund had capital loss carryforwards of $1,272,613 which expires in 2008.

Distributions to shareholders
Distributions to shareholders are recorded on the ex-date.
   The amount and character of income and gains to be to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.
Other
Interest income is recorded on the accrual basis. Corporate actions and dividends are recorded on the ex-date.


Note 2. Fees and compensation paid to affiliates

Management fee

Stein Roe and Farnham Inc. (the Advisor) is the investment Advisor of the Portfolio and receives a monthly fee as follows:

Average Net Assets    Annual Fee Rate
------------------    ---------------
First $500 million              0.60%
Next $500 million               0.55%
Over $1 billion                 0.50%

Administration fee

The Advisor also provides accounting and other services to the Fund for a monthly fee as follows:

Average Net Assets    Annual Fee Rate
------------------    ---------------
First $500 million             0.150%
Next $500 million              0.125%
Over $1 billion                0.100%

Notes to Financial Statements Continued
--------------------------------------------------------------------------------
Bookkeeping fee
The Advisor provides bookkeeping and pricing services to the Fund and Portfolio for a monthly fee equal to $25,000 annually plus 0.0025% annually of the Fund's and Portfolio's average net assets over $50 million.

Transfer agent fee
Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.22% annually of the Class S's average daily net assets and receives reimbursement for certain out of pocket expenses. Transfer agent fees for Class A, Class B, Class C and Class Z are described in the Fund's Class A, Class B, Class C and Class Z's prospectus. Underwriting discounts, service and distribution fees Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter.

   The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee on Class A, Class B and Class C net assets. The plan also requires the payment of a distribution fee to the Distributor on Class A, Class B and Class C shares only. The fee structure for the 12b-1 plan is defined in the Class A, Class B and Class C prospectus.

Expense limits
The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.10% annually of the Fund's average net assets.

Other
The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

Note 3. Portfolio Information
Investment activity
During the six months ended March 31, 2001, purchases and sales of investments, other than short-term obligations, were $267,734,897 and $195,149,057, respectively.
   Unrealized appreciation (depreciation) at March 31, 2001 based on cost of investments for federal income tax purposes was:
Gross unrealized
   appreciation          $252,417,061
Gross unrealized
   depreciation          (147,002,217)
                         ------------
Net unrealized
   appreciation          $105,414,844
                         ------------

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

Other
The Portfolio may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.


Note 4. Line of Credit
The Liberty-Stein Roe Funds Investment Trust and SR&F Base Trust participate in unsecured line of credit agreements provided by the custodian bank consisting of two components. The committed line of credit entitles the Trust to borrow from the custodian at any time upon notice from the Trust. The uncommitted line of credit permits the Trust to borrow from the custodian at the custodian's sole discretion. The aggregate borrowings available to the Trust for the committed and uncommitted lines of credit are $200 million and $100 million, respectively. Borrowings may be made to temporarily finance repurchase of Fund shares. Interest is charged to each Trust and, ultimately, the Fund based on its borrowings. In addition, a commitment fee of 0.10% per annum on the Fund's unused commitment shall be paid quarterly by the Fund based on the relative asset size of the Fund to the Trust as a whole. The commitment fee is included in other expenses on the Statement of Operations. For the six months ended March 31, 2001, the Trust and the Fund had no borrowings under the agreement.


Note 5. Other Related Party Transactions
During the six months ended March 31, 2001, the Portfolio used Alphatrade, a wholly owned subsidiary of Colonial Management Associates, Inc., as a broker. Total commissions paid to Alphatrade during the six months were $11,296.


Note 6. Voting Rights
On December 27, 2000, a Special Meeting of Shareholders of the Fund was held to conduct the vote for and against the approval of the Items listed on the Fund's Proxy Statements for said Meetings. The election of eleven Trustees was passed on December 27, 2000, however, the approval of the remaining proposals did not pass and the Meeting was adjourned until January 25, 2001, at which time the proposals passed. On September 29, 2000, the record date for the Meeting, the Fund had shares of beneficial interest outstanding representing

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

37,651,639.89 of net asset value (NAV). The votes cast at each Meeting were as follows:

Election of eleven Trustees:
                               For            Withheld
Douglas A. Hacker        14,601,310.00       500,057.37
Janet Langford Kelly     14,598,732.95       502,634.42
Richard W. Lowry         14,579,908.17       521,459.20
Salvatore Macera         14,582,706.76       518,660.60
William E. Mayer         14,582,732.07       518,635.29
Charles R. Nelson        14,618,393.52       482,973.85
John J. Neuhauser        14,620,036.37       481,331.00
Joseph R. Palombo        14,601,310.00       500,057.37
Thomas E. Stitzel        14,576,840.21       524,527.16
Thomas C. Theobald       14,581,089.22       520,278.14
Anne-Lee Verville        14,625,928.23       475,439.13

Election of eleven Trustees to the SR&F Base Trust:
                               For             Withheld
Douglas A. Hacker        14,601,310.0000     500,057.3700
Janet Langford Kelly     14,598,732.9500     502,634.4200
Richard W. Lowry         14,579,908.1700     521,459.2000
Salvatore Macera         14,582,706.7600     518,660.6000
William E. Mayer         14,582,732.0700     518,635.2900
Charles R. Nelson        14,618,393.5200     482,973.8500
John J. Neuhauser        14,620,036.3700     481,331.0000
Joseph R. Palombo        14,601,310.0000     500,057.3700
Thomas E. Stitzel        14,576,840.2100     524,527.1600
Thomas C. Theobald       14,581,089.2200     520,278.1400
Anne-Lee Verville        14,625,928.2300     475,439.1300

NAV being a plurality of the NAV represented at the Meeting.


   To approve the modification of the fundamental investment restriction relating to borrowing.

For:     15,396,862.76 NAV being a majority of the NAV represented at the
                       Meeting
Against:    876,079.91 NAV
Abstain:  1,229,867.40 NAV
Delivered not voted: 6,220,527.41

   To approve or disapprove a similar modification of the fundamental investment restriction relating to borrowing for the Growth Investor Portfolio of SR&F Base Trust.

For:     15,262,423.25 NAV being a majority of the NAV represented at the
                       Meeting
Against:  1,045,551.15 NAV
Abstain:  1,194,835.67 NAV
Delivered not voted:6,220,527.41

Financial Highlights - Class S
--------------------------------------------------------------------------------

Stein Roe Growth Investor Fund
Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.

                                                   (Unaudited)
                                                   Six months              Year           Period
                                                        ended             ended            ended
                                                     March 31,    September 30,     September 30,
                                                         2001              2000          1999 (a)
                                                   ---------------------------------------------
Net Asset Value, Beginning of Period....              $ 12.23             $ 9.45        $ 10.00
                                                      -------            -------        -------
Income From Investment Operations
Net investment loss (b)(c)..............                (0.01)             (0.05)         (0.02)
Net realized and unrealized gain (loss)
   on investments.......................                (2.92)              2.83          (0.53)
                                                      -------            -------        -------
Total from investment operations........                (2.93)              2.78          (0.55)
                                                      -------            -------        -------
Net Asset Value, End of Period..........               $ 9.30            $ 12.23         $ 9.45
                                                      =======            =======        =======
Ratio of net expenses to average net assets (b)         1.10%(d)            1.08%         1.10%(d)
Ratio of net investment loss to
  average net assets (b)................              (0.16)%(d)           (0.51)%      (0.34)%(d)
Total return............................             (23.96)%(e)           29.42%       (5.50)%(e)
Net assets, end of
   period (000's).......................              $15,242             $19,990       $11,329

(a)From commencement of operations on March 31, 1999.
(b)Net of fees waived or reimbursed by affiliates, if applicable.
(c)Per share data was calculated using average shares outstanding during the period.
(d)Annualized.
(e)Not annualized.


--------------------------------------------------------------------------------

SR&F Growth Investor Portfolio

                               (Unaudited)
                               Six months
                                    ended                                    Period ended
                                March 31,     Years ended September 30,      September 30,
                                     2001     2000      1999      1998             1997(a)
                                    -----    -----     -----     -----     --------------------
Ratio of net expenses to
   average net assets..            0.57%(b)  0.57%     0.59%     0.62%            0.63%(b)
Ratio of net investment income
   to average net assets           0.36%(b)  0.06%     0.25%     0.42%            0.54%(b)
Portfolio turnover rate              16%       72%       45%       45%              38%

(a)From commencement of operations on February 3, 1997.
(b)Annualized.

Liberty-Stein Roe Funds Investment Trust
--------------------------------------------------------------------------------
Trustees
Douglas A. Hacker
Executive Vice President and Chief Financial
  Officer of UAL, Inc.
Janet Langford Kelly
Executive Vice President-Corporate Development,
  General Counsel and Secretary, Kellogg Co.
Richard W. Lowry
Private Investor
Salvatore Macera
Private Investor
William E. Mayer
Managing Partner, Park Avenue Equity Partners
Charles R. Nelson
Van Voorhis Professor, Department of Economics,
  University of Washington; Consultant on
  economic and statistical matters
John J. Neuhauser
Academic Vice President and Dean of Faculties,
  Boston College
Joseph E. Palombo
Chief Operations Officer, Mutual Funds, Liberty
  Financial Companies, Inc.; Executive Vice
  President and Director of Colonial Management
  Associates, Inc. and Stein Roe & Farnham
  Incorporated; Executive Vice President and
  Chief Administrative Officer of Liberty Funds
  Group LLC
Thomas C. Theobald
Managing Partner, William Blair Capital Partners
Thomas E. Stitzel
Business Consultant and Chartered
Financial Analyst
Anne-Lee Verville
Consultant

Officers
Stephen E. Gibson, President
Kevin M. Carome, Executive Vice President
J. Kevin Connaughton, Treasurer
William J. Ballou, Secretary

Agents and Advisors
Stein Roe & Farnham Incorporated
Investment Advisor
State Street Bank and Trust Company
Custodian
Liberty Funds Services, Inc.
Transfer Agent
Bell, Boyd & Lloyd
Legal Counsel to the Fund
PricewaterhouseCoopers  LLP
Independent Accountants

The Stein Roe Mutual Funds

Fixed Income Funds
Cash Reserves Fund
Municipal Money Market Fund
Intermediate Municipals Fund
Managed Municipals Fund
High-Yield Municipals Fund
Intermediate Bond Fund
Income Fund
High Yield Fund

Equity Funds
Balanced Fund
Growth Stock Fund
Young Investor Fund
Midcap Growth Fund
Focus Fund
Capital Opportunities Fund
Small Company Growth Fund

International Funds
Asia Pacific Fund
International Fund

                             Stein Roe Mutual Funds
                                  P.O. Box 8900
                              Boston, MA 02205-8900
                                  800-338-2550
                                www.steinroe.com

                         Liberty Funds Distributor, Inc.

                                                  S38-03/380F-0301 (5/01) 01/845